Qualitative and quantitative information on financial risks - Summary of Sensitivity on Floating Rate Borrowings (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of detailed information about borrowings [line items]
Borrowings	€ 246,189	€ 373,567
Interest rate risk
Disclosure of detailed information about borrowings [line items]
Borrowings	152,413	241,822
Interest expense	4,560	8,690
Impact on decrease in profit before tax of sensitivity on floating rate borrowings	3,920	7,288
Impact on increase in profit before tax of sensitivity on floating rate borrowings	5,200	10,092
Interest rate risk | Borrowings Interest Rate of 3.000%
Disclosure of detailed information about borrowings [line items]
Borrowings	€ 50,000
Total interest rate	3.00%
Interest expense	€ 1,500
Impact on decrease in profit before tax of sensitivity on floating rate borrowings, percentage	2.58%
Impact on decrease in profit before tax of sensitivity on floating rate borrowings	€ 1,290
Impact on increase in profit before tax of sensitivity on floating rate borrowings, percentage	3.42%
Impact on increase in profit before tax of sensitivity on floating rate borrowings	€ 1,710
Interest rate risk | Borrowings Interest Rate of 2.890%
Disclosure of detailed information about borrowings [line items]
Borrowings	€ 18,824
Total interest rate	2.89%
Interest expense	€ 544
Impact on decrease in profit before tax of sensitivity on floating rate borrowings, percentage	2.476%
Impact on decrease in profit before tax of sensitivity on floating rate borrowings	€ 466
Impact on increase in profit before tax of sensitivity on floating rate borrowings, percentage	3.304%
Impact on increase in profit before tax of sensitivity on floating rate borrowings	€ 622
Interest rate risk | Borrowings Interest Rate of 2.990%
Disclosure of detailed information about borrowings [line items]
Borrowings	€ 13,426
Total interest rate	2.99%
Interest expense	€ 401
Impact on decrease in profit before tax of sensitivity on floating rate borrowings, percentage	2.547%
Impact on decrease in profit before tax of sensitivity on floating rate borrowings	€ 342
Impact on increase in profit before tax of sensitivity on floating rate borrowings, percentage	3.427%
Impact on increase in profit before tax of sensitivity on floating rate borrowings	€ 460
Interest rate risk | Borrowings Interest Rate of 3.080%
Disclosure of detailed information about borrowings [line items]
Borrowings	€ 40,000
Total interest rate	3.08%
Interest expense	€ 1,230
Impact on decrease in profit before tax of sensitivity on floating rate borrowings, percentage	2.649%
Impact on decrease in profit before tax of sensitivity on floating rate borrowings	€ 1,060
Impact on increase in profit before tax of sensitivity on floating rate borrowings, percentage	3.503%
Impact on increase in profit before tax of sensitivity on floating rate borrowings	€ 1,401
Interest rate risk | Borrowings Interest Rate of 2.960%
Disclosure of detailed information about borrowings [line items]
Borrowings	€ 10,000
Total interest rate	2.96%
Interest expense	€ 296
Impact on decrease in profit before tax of sensitivity on floating rate borrowings, percentage	2.558%
Impact on decrease in profit before tax of sensitivity on floating rate borrowings	€ 256
Impact on increase in profit before tax of sensitivity on floating rate borrowings, percentage	3.364%
Impact on increase in profit before tax of sensitivity on floating rate borrowings	€ 336
Interest rate risk | Borrowings Interest Rate of 2.880%
Disclosure of detailed information about borrowings [line items]
Borrowings	€ 10,000
Total interest rate	2.88%
Interest expense	€ 288
Impact on decrease in profit before tax of sensitivity on floating rate borrowings, percentage	2.472%
Impact on decrease in profit before tax of sensitivity on floating rate borrowings	€ 247
Impact on increase in profit before tax of sensitivity on floating rate borrowings, percentage	3.284%
Impact on increase in profit before tax of sensitivity on floating rate borrowings	€ 328
Interest rate risk | Borrowings Interest Rate of 2.940%
Disclosure of detailed information about borrowings [line items]
Borrowings	€ 10,000
Total interest rate	2.94%
Interest expense	€ 294
Impact on decrease in profit before tax of sensitivity on floating rate borrowings, percentage	2.529%
Impact on decrease in profit before tax of sensitivity on floating rate borrowings	€ 253
Impact on increase in profit before tax of sensitivity on floating rate borrowings, percentage	3.343%
Impact on increase in profit before tax of sensitivity on floating rate borrowings	€ 334
Interest rate risk | Borrowings Interest Rate of 4.130%
Disclosure of detailed information about borrowings [line items]
Borrowings	€ 163
Total interest rate	4.13%
Interest expense	€ 7
Impact on decrease in profit before tax of sensitivity on floating rate borrowings, percentage	3.703%
Impact on decrease in profit before tax of sensitivity on floating rate borrowings	€ 6
Impact on increase in profit before tax of sensitivity on floating rate borrowings, percentage	4.549%
Impact on increase in profit before tax of sensitivity on floating rate borrowings	€ 7
Interest rate risk | Borrowings Interest Rate of 3.854%
Disclosure of detailed information about borrowings [line items]
Borrowings		€ 50,000
Total interest rate		3.854%
Interest expense		€ 1,927
Impact on decrease in profit before tax of sensitivity on floating rate borrowings, percentage		3.263%
Impact on decrease in profit before tax of sensitivity on floating rate borrowings		€ 1,632
Impact on increase in profit before tax of sensitivity on floating rate borrowings, percentage		4.445%
Impact on increase in profit before tax of sensitivity on floating rate borrowings		€ 2,223
Interest rate risk | Borrowings Interest Rate of 3.822%
Disclosure of detailed information about borrowings [line items]
Borrowings		€ 1,452
Total interest rate		3.822%
Interest expense		€ 55
Impact on decrease in profit before tax of sensitivity on floating rate borrowings, percentage		3.245%
Impact on decrease in profit before tax of sensitivity on floating rate borrowings		€ 47
Impact on increase in profit before tax of sensitivity on floating rate borrowings, percentage		4.399%
Impact on increase in profit before tax of sensitivity on floating rate borrowings		€ 64
Interest rate risk | Borrowings Interest Rate of 3.732%
Disclosure of detailed information about borrowings [line items]
Borrowings		€ 20,000
Total interest rate		3.732%
Interest expense		€ 746
Impact on decrease in profit before tax of sensitivity on floating rate borrowings, percentage		3.15%
Impact on decrease in profit before tax of sensitivity on floating rate borrowings		€ 630
Impact on increase in profit before tax of sensitivity on floating rate borrowings, percentage		4.314%
Impact on increase in profit before tax of sensitivity on floating rate borrowings		€ 863
Interest rate risk | Borrowings Interest Rate of 3.460%
Disclosure of detailed information about borrowings [line items]
Borrowings		€ 20,000
Total interest rate		3.46%
Interest expense		€ 692
Impact on decrease in profit before tax of sensitivity on floating rate borrowings, percentage		2.922%
Impact on decrease in profit before tax of sensitivity on floating rate borrowings		€ 584
Impact on increase in profit before tax of sensitivity on floating rate borrowings, percentage		3.998%
Impact on increase in profit before tax of sensitivity on floating rate borrowings		€ 800
Interest rate risk | Borrowings Interest Rate of 3.612%
Disclosure of detailed information about borrowings [line items]
Borrowings		€ 40,000
Total interest rate		3.612%
Interest expense		€ 1,445
Impact on decrease in profit before tax of sensitivity on floating rate borrowings, percentage		3.085%
Impact on decrease in profit before tax of sensitivity on floating rate borrowings		€ 1,234
Impact on increase in profit before tax of sensitivity on floating rate borrowings, percentage		4.139%
Impact on increase in profit before tax of sensitivity on floating rate borrowings		€ 1,656
Interest rate risk | Borrowings Interest Rate of 4.271%
Disclosure of detailed information about borrowings [line items]
Borrowings		€ 10,000
Total interest rate		4.271%
Interest expense		€ 427
Impact on decrease in profit before tax of sensitivity on floating rate borrowings, percentage		3.606%
Impact on decrease in profit before tax of sensitivity on floating rate borrowings		€ 361
Impact on increase in profit before tax of sensitivity on floating rate borrowings, percentage		4.936%
Impact on increase in profit before tax of sensitivity on floating rate borrowings		€ 494
Interest rate risk | Borrowings Interest Rate of 4.222%
Disclosure of detailed information about borrowings [line items]
Borrowings		€ 10,000
Total interest rate		4.222%
Interest expense		€ 422
Impact on decrease in profit before tax of sensitivity on floating rate borrowings, percentage		3.548%
Impact on decrease in profit before tax of sensitivity on floating rate borrowings		€ 355
Impact on increase in profit before tax of sensitivity on floating rate borrowings, percentage		4.896%
Impact on increase in profit before tax of sensitivity on floating rate borrowings		€ 490
Interest rate risk | Borrowings Interest Rate of 4.433%
Disclosure of detailed information about borrowings [line items]
Borrowings		€ 370
Total interest rate		4.433%
Interest expense		€ 16
Impact on decrease in profit before tax of sensitivity on floating rate borrowings, percentage		3.891%
Impact on decrease in profit before tax of sensitivity on floating rate borrowings		€ 14
Impact on increase in profit before tax of sensitivity on floating rate borrowings, percentage		4.975%
Impact on increase in profit before tax of sensitivity on floating rate borrowings		€ 18
Interest rate risk | Borrowings Interest Rate of 2.840%-1
Disclosure of detailed information about borrowings [line items]
Borrowings		€ 15,000
Total interest rate		2.84%
Interest expense		€ 426
Impact on decrease in profit before tax of sensitivity on floating rate borrowings, percentage		2.272%
Impact on decrease in profit before tax of sensitivity on floating rate borrowings		€ 341
Impact on increase in profit before tax of sensitivity on floating rate borrowings, percentage		3.408%
Impact on increase in profit before tax of sensitivity on floating rate borrowings		€ 511
Interest rate risk | Borrowings Interest Rate of 2.840%-2
Disclosure of detailed information about borrowings [line items]
Borrowings		€ 35,000
Total interest rate		2.84%
Interest expense		€ 994
Impact on decrease in profit before tax of sensitivity on floating rate borrowings, percentage		2.272%
Impact on decrease in profit before tax of sensitivity on floating rate borrowings		€ 795
Impact on increase in profit before tax of sensitivity on floating rate borrowings, percentage		3.408%
Impact on increase in profit before tax of sensitivity on floating rate borrowings		€ 1,193
Interest rate risk | Borrowings Interest Rate of 3.846%
Disclosure of detailed information about borrowings [line items]
Borrowings		€ 40,000
Total interest rate		3.846%
Interest expense		€ 1,538
Impact on decrease in profit before tax of sensitivity on floating rate borrowings, percentage		3.237%
Impact on decrease in profit before tax of sensitivity on floating rate borrowings		€ 1,295
Impact on increase in profit before tax of sensitivity on floating rate borrowings, percentage		4.455%
Impact on increase in profit before tax of sensitivity on floating rate borrowings		€ 1,782